Class K [Member] Expense Example - Class K - iShares S&P 500 Index Fund - Class K Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	9
Expense Example, with Redemption, 5 Years	15
Expense Example, with Redemption, 10 Years	$ 35